Non-Interest Income and Non-Interest Expense (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Components of Non-Interest Income and Non-Interest Expense
The significant components of non-interest income and non-interest expense for the years ended December 31, 2018, 2017 and 2016 are presented below:

	In Thousands
	2018	2017	2016
Non-interest income:
Service charges on deposits	$6,799	$6,124	$5,769
Other fees and commissions	13,704	$11,752	$10,260
BOLI and annuity earnings	841	$871	$832
Security gains (losses), net	(650)	$(175)	$460
Fees and gains on sales of mortgage loans	4,639	$4,258	$4,355
Gain (loss) on sale of other real estate, net	(80)	$6	$52
Loss on sale of fixed assets, net	(2)	$—	$(73)
Loss on sale of other assets, net	(3)	$(15)	$(1)
	$25,248	22,821	21,654

	In Thousands
	2018	2017	2016
Non-interest expense:
Employee salaries and benefits	$39,590	35,830	34,106
Equity-based compensation	1,237	692	104
Occupancy expenses	4,403	3,718	3,638
Furniture and equipment expenses	2,767	2,085	2,019
Data processing expenses	2,900	2,834	2,576
Advertising expenses	2,552	2,326	2,310
ATM & interchange fees	3,091	2,569	2,475
FDIC insurance	843	683	968
Directors’ fees	543	677	691
Other operating expenses	11,154	8,977	8,376
	69,080	60,391	57,263